Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%
Preferential tax rate in China(1)	(12.41%)	(12.41%)
Non-deductible expenses	(3.06%)	(1.84%)
Additional deduction of research and development expenses	(17.84%)	5.80%
Change in valuation allowance	27.37%	(16.55%)
Effective tax rate